Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign

United States and international components of income before income taxes were as follows:

	For The Years Ended
	December 31,
	2019	2018

United States	$(5,397,049)	$(5,171,150)
International	(1,559,766)	(507,269)
Income before income taxes	$(6,956,815)	$(5,678,419)

Schedule of Components of Income Tax Provision (Benefit)

The income tax provision (benefit) consisted of the following:

	For The Years Ended
	December 31,
	2019	2018
Federal
Current	$-	$-
Deferred	(745,677)	(979,625)

State and local
Current	-	-
Deferred	425,387	1,839,145

Foreign
Current	-	-
Deferred	326,017	1,590
	5,727	861,109
Change in valuation allowance	(5,727)	(861,109)
Income tax provision (benefit)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

For the years ended December 31, 2019 and 2018, the expected tax expense (benefit) based on the statutory rate is reconciled with the actual tax expense (benefit) as follows:

	For The Years Ended
	December 31,
	2019	2018
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(0.1)%	(3.1)%
Permanent differences	0.7%	0.7%
Write-off of deferred tax assets	18.9%	3.9%
Prior period adjustments	2.4%	33.4%
Other	(0.9)%	1.3%
Change in valuation allowance	(0.1)%	(15.2)%
Income tax provision (benefit)	0.0%	0.0%

Schedule of Deferred Tax Assets

As of December 31, 2019 and 2018, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	December 31,
	2019	2018

Net operating loss	$19,732,170	$18,734,230
Stock based compensation	349,027	1,120,521
Argentine tax credits	109,610	433,407
Accruals and other	37,144	4,991
Receivable allowances	469,017	415,662
Total deferred tax assets	20,696,968	20,708,810
Valuation allowance	(20,695,788)	(20,701,515)
Deferred tax assets, net of valuation allowance	1,180	7,295
Excess of book over tax basis of warrants	(1,180)	(7,295)
Net deferred tax assets	$-	$-